PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2016	2015
Cost:
Lab equipment	$13,225	$12,527
Computers and peripheral equipment	18,704	18,667
Office furniture and equipment	975	955
Leasehold improvements	1,238	1,164

	34,142	33,313
Accumulated depreciation:
Lab equipment	10,788	9,483
Computers and peripheral equipment	17,750	17,453
Office furniture and equipment	521	568
Leasehold improvements	696	620

	29,755	28,124

Depreciated cost	$4,387	$5,189